CASH GENERATED BY OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH GENERATED BY OPERATIONS
Profit/(loss) for the period	R 432.8	R (2,520.7)	R (4,433.1)
Royalties	431.0	212.6	398.5
Carbon tax	12.9
Mining and income tax	(1,733.0)	1,083.8	(2,946.6)
Interest income	(560.4)	(482.1)	(415.5)
Finance expense	3,302.5	3,134.7	2,971.8
Profit before interest, royalties and tax	1,885.8	1,428.3	(4,424.9)
Adjustments to reconcile profit (loss) [abstract]
Amortisation and depreciation	7,214.1	6,613.8	5,699.7
Share-based payments	363.3	299.4	231.9
Loss on financial instruments	5,731.3	(1,591.3)	764.0
(Gain)/loss on foreign exchange differences	(461.4)	(241.3)	(546.8)
Share of results of equity-accounted investees after tax	(721.0)	(344.2)	(291.6)
Impairments	86.0	3,041.4	4,411.0
Gain on derecognition of borrowings and derivative instrument		(230.0)
Occupational healthcare expense	(39.6)	15.4	1,106.9
Gain on acquisition	(1,103.0)
Deferred revenue recognised during the period	(2,227.5)	(160.3)
Other	(162.1)	(282.5)	147.7
Total cash generated by operations	R 10,565.9	R 8,709.0	R 7,097.9